LEASES - Other information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of lease liabilities	¥ 173,352		¥ 228,857	¥ 244,491
Right-of-use assets obtained inexchange for newlease liabilities	¥ 112,966	$ 16,379	¥ 185,875	¥ 484,202
Weighted average remaining lease term	2 years 5 months 15 days	2 years 5 months 15 days	2 years 9 months 3 days
Weighted average discount rate	5.61%	5.61%	5.60%